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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 9/30/03
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  --------------
ANNUAL REPORT                                                 GE LIFESTYLE FUNDS

SEPTEMBER 30, 2003

                                                             GE ALLOCATION FUNDS

                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

                                                              [GE LOGOS OMITTED]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund ..................................     1


     GE Moderate Allocation Fund ......................................     2


     GE Aggressive Allocation Fund ....................................     3


     Portfolio Manager's Biography ....................................     4


NOTES TO PERFORMANCE ..................................................     5


FINANCIAL STATEMENTS

     Financial Highlights .............................................     6


     Statements of Net Assets .........................................     8


     Statements of Operations .........................................    11


     Statements of Changes in Net Assets ..............................    12


     Notes to Financial Statements ....................................    13


REPORT OF INDEPENDENT AUDITORS ........................................    16


TAX INFORMATION .......................................................    17


ADDITIONAL INFORMATION ................................................    18


INVESTMENT TEAM .......................................................    21



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE CONSERVATIVE ALLOCATION FUND                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS:]

              GE CONSERVATIVE    COMPOSITE      S&P        RUSSELL 2000   MSCI EAFE     LB AGGREGATE
              ALLOCATION FUND     INDEX**    500 INDEX         INDEX        INDEX        BOND INDEX        90 DAY T-BILL
12/31/98          10000.00        10000.00    10000.00       10000.00     10000.00       10000.00            10000.00
3/99              10160.00        10104.40    10496.48        9452.92     10139.15        9950.49            10111.29
9/99              10270.00        10242.71    10535.63       10229.68     10853.10        9929.98            10345.68
3/00              11258.67        11217.09    12403.62       12974.83     12683.07       10136.68            10623.84
9/00              11279.16        11213.04    11930.93       12638.12     11198.23       10624.14            10940.23
3/01              11189.72        10723.26     9693.12       11002.57      9401.22       11406.89            11240.76
9/01              10943.67        10483.26     8750.33        9965.69      7985.43       12000.27            11433.77
3/02              11522.72        11044.71     9713.04       12555.93      8585.74       12016.93            11539.37
9/02              10584.27        10087.57     6957.39        9048.74      6745.38       13031.86            11636.64
3/03              10731.61        10391.16     7308.30        9176.59      6591.86       13421.21            11708.97
9/03              11680.67        11564.48     8657.77       12356.64      8501.01       13736.86            11766.46


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE Fixed Income Fund                       53.0%       53.0%
GE U.S. Equity Fund                        28.0%       27.9%
GE International Equity Fund               12.0%       11.9%
GE Small-Cap Value Equity Fund              5.0%        5.0%
Other                                       2.0%        2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------
                           ONE          THREE         SINCE
                          YEAR          YEAR        INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND       10.36%         1.17%         3.32%
Composite Index**        14.64%         1.03%         3.11%
LB Aggregate Bond Index   5.41%         8.94%         7.22%
S&P 500 Index            24.44%       (10.14)%        1.96%
MSCI EAFE Index          26.01%        (8.78)%        0.35%
Russell 2000 Index       36.56%        (0.75)%        3.29%
90 Day T-Bill             1.12%         2.46%         3.73%
--------------------------------------------------------------------------------

The GE Conservative Allocation Fund returned 10.36% for the year ended September 30, 2003. The Fund's Composite Index returned 14.64% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Heavily weighted in the fixed income markets, the Fund benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology.


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE ALLOCATION FUND                                  PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS:]

              GE MODERATE      COMPOSITE        S&P       RUSSELL 2000      MSCI        LB AGGREGATE
            ALLOCATION FUND     INDEX**      500 INDEX        INDEX      EAFE INDEX      BOND INDEX       90 DAY T-BILL
12/31/98        10000.00        10000.00      10000.00       10000.00      10000.00        10000.00          10000.00
3/99            10240.00        10125.87      10496.48        9452.92      10139.15         9950.49          10111.29
9/99            10390.00        10378.03      10535.63       10229.68      10853.10         9929.98          10345.68
3/00            11761.17        11756.49      12403.62       12974.83      12683.07        10136.68          10623.84
9/00            11465.61        11475.20      11930.93       12638.12      11198.23        10624.14          10940.23
3/01            10948.88        10414.12       9693.12       11002.57       9401.22        11406.89          11240.76
9/01            10335.83         9787.34       8750.33        9965.69       7985.43        12000.27          11433.77
3/02            11210.23        10638.25       9713.04       12555.93       8585.74        12016.93          11539.37
9/02             9504.08         8943.34       6957.39        9048.74       6745.38        13031.86          11636.64
3/03             9542.36         9222.62       7308.30        9176.59       6591.86        13421.21          11708.97
9/03            10712.99        10781.54       8657.77       12356.64       8501.01        13736.86          11766.46


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE U.S. Equity Fund                        34.0%       33.9%
GE Fixed Income Fund                       33.0%       33.1%
GE International Equity Fund               19.0%       18.9%
GE Small-Cap Value Equity Fund             12.0%       12.0%
Other                                       2.0%        2.1%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------

                           ONE          THREE         SINCE
                          YEAR          YEAR        INCEPTION
--------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND       12.72%        (2.24)%        1.46%
Composite Index**        20.55%        (1.87)%        1.60%
LB Aggregate Bond Index   5.41%         8.94%         7.22%
S&P 500 Index            24.44%       (10.14)%        1.96%
MSCI EAFE Index          26.01%        (8.78)%        0.35%
Russell 2000 Index       36.56%        (0.75)%        3.29%
90 Day T-Bill             1.12%         2.46%         3.73%
--------------------------------------------------------------------------------


The GE Moderate Allocation Fund returned 12.72% for the year ended September 30, 2003. The Fund's Composite Index returned 20.55% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. Fixed Income performance benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology.


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE ALLOCATION FUND                                PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

            GE AGGRESSIVE     COMPOSITE       S&P        RUSSELL 2000       MSCI        LB AGGREGATE
           ALLOCATION FUND     INDEX**     500 INDEX        INDEX      EAFE INDEX        BOND INDEX       90 DAY T-BILL
12/31/98       10000.00        10000.00     10000.00       10000.00      10000.00          10000.00          10000.00
3/99           10340.00        10120.55     10496.48        9452.92      10139.15           9950.49          10111.29
9/99           10560.00        10478.77     10535.63       10229.68      10853.10           9929.98          10345.68
3/00           12325.49        12237.45     12403.62       12974.83      12683.07          10136.68          10623.84
9/00           11788.72        11723.66     11930.93       12638.12      11198.23          10624.14          10940.23
3/01           10920.34        10197.23      9693.12       11002.57       9401.22          11406.89          11240.76
9/01           10073.80         9285.98      8750.33        9965.69       7985.43          12000.27          11433.77
3/02           11234.38        10371.86      9713.04       12555.93       8585.74          12016.93          11539.37
9/02            8967.89         8135.02      6957.39        9048.74       6745.38          13031.86          11636.64
3/03            8889.78         8374.50      7308.30        9176.59       6591.86          13421.21          11708.97
9/03           10265.31        10199.02      8657.77       12356.64       8501.01          13736.86          11766.46


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE U.S. Equity Fund                        38.0%       37.9%
GE International Equity Fund               24.0%       23.9%
GE Small-Cap Value Equity Fund             20.0%       20.0%
GE Fixed Income Fund                       16.0%       16.0%
Other                                       2.0%        2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------
                           ONE           THREE        SINCE
                          YEAR           YEAR       INCEPTION
--------------------------------------------------------------------------------

GE AGGRESSIVE
   ALLOCATION FUND       14.47%        (4.51)%        0.55%
Composite Index**        25.37%        (4.24)%        0.42%
LB Aggregate Bond Index   5.41%         8.94%         7.22%
S&P 500 Index            24.44%       (10.14)%        1.96%
MSCI EAFE Index          26.01%        (8.78)%        0.35%
Russell 2000 Index       36.56%        (0.75)%        3.29%
90 Day T-Bill             1.12%         2.46%         3.73%
--------------------------------------------------------------------------------


The GE Aggressive Allocation Fund returned 14.47% for the year ended September 30, 2003. The Fund's Composite Index returned 25.37% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology. Fixed Income performance benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value.


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------


DAVID CARLSON HAS PORTFOLIO OVERSIGHT RESPONSIBILITIES FOR THE GE ALLOCATION FUNDS. AS CHIEF INVESTMENT OFFICER FOR THE US EQUITY TEAM, DAVE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. DAVE JOINED GE IN 1980 AS PART OF THE GE FINANCIAL MANAGEMENT PROGRAM, AND JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITY ANALYST. HE IS A CHARTERED FINANCIAL ANALYST, AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE.

NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------


Information on the preceding performance pages relating to the Fund's one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The CS First Boston High Yield, which was included until January 2003 when the GE High Yield Fund was eliminated from the Fund, is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  GE CONSERVATIVE
                                                                                     ALLOCATION
                                                                                        FUND

                                                           9/30/03     9/30/02(d)      9/30/01       9/30/00     9/30/99(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --            --            --            --            12/31/98
Net asset value, beginning of period                          $ 8.91        $10.23       $ 11.01       $ 10.27        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.26          0.53          0.63          0.37          0.13
Net realized and unrealized gains (losses)
   on investments                                               0.54         (0.79)(c)     (0.93)         0.63          0.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                  0.80         (0.26)        (0.30)         1.00          0.27
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                        1.71          0.57          0.39          0.26           --
   Net realized gains                                             --          0.49          0.09            --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             1.71          1.06          0.48          0.26           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 8.00        $ 8.91       $ 10.23       $ 11.01        $10.27
====================================================================================================================================
TOTAL RETURN (B)                                               10.36%        (3.28)%       (2.97)%        9.83%         2.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                   $1,104        $  970       $13,256       $39,780        $  841
   Ratios to average net assets:
     Net investment income*                                     2.56%         5.21%         3.62%         3.47%         3.09%
     Net expenses*                                              0.20%         0.20%         0.20%         0.20%         0.20%
     Gross expenses*                                            0.21%         0.24%         0.33%         0.36%         2.47%
   Portfolio turnover rate                                        30%           29%           21%           44%          140%
====================================================================================================================================



FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         GE MODERATE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                 9/30/03     9/30/02       9/30/01      9/30/00   9/30/99(a)
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                        --          --            --           --       12/31/98
Net asset value, beginning of period                                $ 8.30      $ 9.61        $11.25       $ 10.39     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.17        0.36          0.38          0.28       0.08
Net realized and unrealized gains (losses)
   on investments                                                     0.86       (1.05)        (1.43)         0.79       0.31
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                        1.03       (0.69)        (1.05)         1.07       0.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                              0.27        0.41          0.31          0.20        --
   Net realized gains                                                   --        0.21          0.28          0.01        --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   0.27        0.62          0.59          0.21        --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 9.06      $ 8.30        $ 9.61       $ 11.25     $10.39
================================================================================================================================
TOTAL RETURN (B)                                                     12.72%      (8.05)%       (9.85)%      10.35%       3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                         $6,957      $6,442        $9,718       $19,817     $8,422
   Ratios to average net assets:
     Net investment income*                                           1.91%       3.77%        3.01%          2.49%      1.98%
     Net expenses*                                                    0.20%       0.20%        0.20%          0.20%      0.20%
     Gross expenses*                                                  0.21%       0.21%        0.46%          0.49%      0.45%
   Portfolio turnover rate                                              28%         23%          24%            53%        18%
================================================================================================================================



FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  GE AGGRESSIVE
                                                                                   ALLOCATION
                                                                                      FUND

                                                           9/30/03      9/30/02      9/30/01    9/30/00   9/30/99(a)
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                  --           --           --         --       12/31/98
Net asset value, beginning of period                          $ 8.23      $ 9.52       $11.64     $ 10.56       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.12        0.41         0.32        0.18         0.03
Net realized and unrealized gains (losses)
   on investments                                               1.04       (1.40)       (1.94)       1.04         0.53
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                  1.16       (0.99)       (1.62)       1.22         0.56
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                        0.36        0.30         0.24        0.13         --
   Net realized gains                                            --          --          0.26        0.01         --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             0.36        0.30         0.50        0.14         --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 9.03      $ 8.23       $ 9.52     $ 11.64       $10.56
===========================================================================================================================
TOTAL RETURN (B)                                               14.47%     (10.98)%     (14.55)%    11.64%        5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                   $7,047      $6,471       $9,719     $26,487       $7,339
   Ratios to average net assets:
     Net investment income*                                     1.25%       4.24%        2.47%       1.43%        0.99%
     Net expenses*                                              0.20%       0.20%        0.20%       0.20%        0.20%
     Gross expenses*                                            0.21%       0.21%        0.41%       0.44%        0.61%
   Portfolio turnover rate                                        21%         27%          21%         38%          10%
===========================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------
(A) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30,
    1999.

(B) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL
    GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING
    GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF
    THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE
    STATEMENT OF OPERATIONS.

(D) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

-------------
See Notes to Financial Statements.

                                      6 & 7

STATEMENT OF NET ASSETS
-----------------------------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
September 30, 2003
-----------------------------------------------------------------------------------------------------

                                                                     NUMBER
                                                                    OF SHARES                  VALUE
-----------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.7%
-----------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................     12,762              $   308,070
GE Fixed Income Fund (Class Y) .................................     45,828                  585,225
GE International Equity Fund (Class Y) .........................     12,336                  131,752
GE Small-Cap Value Equity Fund (Class Y) .......................      4,312                   55,231
GEI Short-Term Investment Fund .................................     20,771                   20,771

TOTAL INVESTMENTS
   (COST $1,089,792) ...........................................                          $1,101,049
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
-----------------------------------------------------------------------------------------------------
Other Assets ...................................................                               5,677
Liabilities ....................................................                              (2,626)
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................                               3,051
-----------------------------------------------------------------------------------------------------

NET ASSETS-- 100% ..............................................                          $1,104,100
=====================================================================================================


NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Capital paid in ................................................                           2,382,884
Undistributed net investment income ............................                              17,044
Accumulated net realized loss ..................................                          (1,307,085)
Net unrealized appreciation on investments .....................                              11,257
-----------------------------------------------------------------------------------------------------
NET ASSETS .....................................................                          $1,104,100
=====================================================================================================

Shares outstanding .............................................                             137,985
Net asset value, offering and redemption price per share .......                               $8.00


-------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
September 30, 2003
------------------------------------------------------------------------------------------------------


                                                                     NUMBER
                                                                    OF SHARES                   VALUE

------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................      97,809               $2,361,111
GE Fixed Income Fund (Class Y) .................................     180,065                2,299,435
GE International Equity Fund (Class Y) .........................     123,262                1,316,442
GE Small-Cap Value Equity Fund (Class Y) .......................      65,315                  836,682
GEI Short-Term Investment Fund .................................     143,468                  143,468

TOTAL INVESTMENTS
   (COST $7,531,369) ...........................................                           $6,957,138
------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------
Other Assets ...................................................                                8,956
Liabilities ....................................................                               (9,563)
------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................                                 (607)
------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................                           $6,956,531
======================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Capital paid in ................................................                            9,175,008
Undistributed net investment income ............................                               60,561
Accumulated net realized loss ..................................                           (1,704,807)
Net unrealized depreciation on investments .....................                             (574,231)
------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................                           $6,956,531
======================================================================================================


Shares outstanding .............................................                              767,586
Net asset value, offering and redemption price per share .......                                $9.06


* Less than 0.1%

-------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
-----------------------------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
September 30, 2003
-----------------------------------------------------------------------------------------------------

                                                                    NUMBER
                                                                   OF SHARES                   VALUE
-----------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
-----------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................    110,742               $2,673,323
GE Fixed Income Fund (Class Y) .................................     88,439                1,129,364
GE International Equity Fund (Class Y) .........................    157,730                1,684,552
GE Small-Cap Value Equity Fund (Class Y) .......................    110,276                1,412,640
GEI Short-Term Investment Fund .................................    148,914                  148,914

TOTAL INVESTMENTS
   (COST  $8,040,093) ..........................................                          $7,048,793
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES --  0.0%*
-----------------------------------------------------------------------------------------------------
Other Assets ...................................................                               4,511
Liabilities ....................................................                              (5,972)
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................                              (1,461)
-----------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................                          $7,047,332
======================================================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Capital paid in ................................................                          10,579,521
Undistributed net investment income ............................                              22,170
Accumulated net realized loss ..................................                          (2,563,059)
Net unrealized depreciation on investments .....................                            (991,300)
-----------------------------------------------------------------------------------------------------
NET ASSETS .....................................................                          $7,047,332
======================================================================================================

Shares outstanding .............................................                             780,762
Net asset value, offering and redemption price per share .......                               $9.03

* Less than 0.1%

-------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended September 30, 2003
---------------------------------------------------------------------------------------------------------------------------


                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ..........................................     $ 28,332                $ 135,256                $ 94,751
      Interest ..........................................          247                    1,713                   1,685
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................       28,579                  136,969                  96,436
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................        2,072                   12,999                  13,303
      Transfer agent fees ...............................           58                      380                     389
      Trustees fees .....................................           36                      236                     239
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ..................        2,166                   13,615                  13,931
---------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the adviser ....................................          (94)                    (616)                   (628)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................        2,072                   12,999                  13,303
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ................................       26,507                  123,970                  83,133
===========================================================================================================================


NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Realized loss on investments ......................      (10,114)                (641,323)               (574,250)
      Change in unrealized appreciation
         on investments .................................       87,547                1,306,155               1,390,454
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments ....................................       77,433                  664,832                 816,204
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................     $103,940                $ 788,802               $ 899,337
===========================================================================================================================



-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


                                                       GE CONSERVATIVE              GE MODERATE            GE AGGRESSIVE
                                                         ALLOCATION                 ALLOCATION              ALLOCATION
                                                            FUND                       FUND                    FUND

                                                     YEAR         YEAR           YEAR        YEAR         YEAR        YEAR
                                                     ENDED       ENDED           ENDED      ENDED         ENDED      ENDED
                                                    9/30/03      9/30/02        9/30/03     9/30/02      9/30/03     9/30/02
------------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ................... $   26,507  $    204,833   $   123,970  $  309,135  $    83,133  $   344,426
      Net realized loss on investments ........    (10,114)     (816,464)     (641,323)   (614,320)    (574,250)    (836,721)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments .......................     87,547       941,230     1,306,155    (150,124)   1,390,454     (139,839)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations .    103,940       329,599       788,802    (455,309)     899,337     (632,134)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...................   (181,010)     (661,323)     (201,954)   (400,413)    (273,392)    (294,598)
      Net realized gains ......................         --      (570,264)           --    (204,324)          --        --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ........................   (181,010)   (1,231,587)     (201,954)   (604,737)    (273,392)    (294,598)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets from
         operations and distributions .........    (77,070)     (901,988)      586,848  (1,060,046)     625,945     (926,732)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ............    306,287       436,922     1,609,236   1,314,135      870,224    1,272,008
      Value of distributions reinvested .......    181,006     1,231,616       201,951     604,733      273,390      294,598
      Cost of shares redeemed .................   (276,180)  (13,052,467)   (1,883,287) (4,134,560)  (1,193,076)  (3,888,135)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ...................    211,113   (11,383,929)      (72,100) (2,215,692)     (49,462)  (2,321,529)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .    134,043   (12,285,917)      514,748  (3,275,738)     576,483   (3,248,261)

NET ASSETS
   Beginning of year ..........................    970,057    13,255,974     6,441,783   9,717,521    6,470,849    9,719,110
------------------------------------------------------------------------------------------------------------------------------------
   End of year ................................ $1,104,100  $    970,057   $ 6,956,531  $6,441,783  $ 7,047,332  $ 6,470,849
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ................................ $   17,044  $    171,547   $    60,561  $  140,181  $    22,170  $   214,957

CHANGES IN FUND SHARES
Shares sold ...................................     39,034        44,794       185,461     136,588      102,310      129,048
Shares  issued for distributions reinvested ...     24,231       129,236        24,157      63,125       33,138       29,401
Shares redeemed ...............................    (34,175)   (1,361,106)     (218,036)   (434,562)    (141,336)    (392,214)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........     29,090    (1,187,076)       (8,418)   (234,849)      (5,888)    (233,765)
====================================================================================================================================


-------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.  SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------


At September 30, 2003, information on the tax components of capital is as follows:

                                                                                                          NET TAX UNREALIZED
                                             COST OF               GROSS TAX             GROSS TAX           APPRECIATION/
                                          INVESTMENTS FOR         UNREALIZED            UNREALIZED          (DEPRECIATION)
                                           TAX PURPOSES          APPRECIATION          DEPRECIATION         ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

GE Conservative Allocation Fund            $1,181,770              $19,779          $    (100,500)        $     (80,721)
GE Moderate Allocation Fund                 8,342,929               81,068             (1,466,859)           (1,385,791)
GE Aggressive Allocation Fund               8,707,506               25,828             (1,684,541)           (1,658,713)



                                              NET TAX
                                           APPRECIATION/
                                          (DEPRECIATION)         UNDISTRIBUTED         UNDISTRIBUTED
                                          ON DERIVATIVES,      ORDINARY INCOME/          LONG-TERM           POST OCTOBER
                                        CURRENCY AND OTHER       (ACCUMULATED       GAINS/(ACCUMULATED          LOSSES
                                            NET ASSETS          ORDINARY LOSS)         CAPITAL LOSS)      (SEE DETAILS BELOW)
------------------------------------------------------------------------------------------------------------------------------------

GE Conservative Allocation Fund               $  --                $16,868            $(1,169,045)         $   (45,886)
GE Moderate Allocation Fund                      --                 59,434               (496,155)            (395,966)
GE Aggressive Allocation Fund                    --                 20,905             (1,435,956)            (458,425)



As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                   AMOUNT      EXPIRES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $   149,813           09/30/10
                                    1,019,232           09/30/11

--------------------------------------------------------------------------------
GE Moderate Allocation Fund            53,383           09/30/10
                                      442,772           09/30/11

--------------------------------------------------------------------------------
GE Aggressive Allocation Fund           1,767           09/30/09
                                      846,122           09/30/10
                                      588,067           09/30/11


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

POST-OCTOBER LOSS                     CURRENCY      CAPITAL
--------------------------------------------------------------------------------

GE Conservative Allocation Fund         $ --      $  45,886
GE Moderate Allocation Fund               --        395,966
GE Aggressive Allocation Fund             --        458,425



The tax composition of distributions paid during the years ended September 30, 2003 and September 30, 2002 were as follows:



                                 YEAR ENDED SEPTEMBER 30, 2003
                              ---------------------------------
                                  ORDINARY        LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $181,010         $  --
GE Moderate Allocation Fund        201,954            --
GE Aggressive Allocation Fund      273,392            --


                                 YEAR ENDED SEPTEMBER 30, 2002
                               ---------------------------------
                                  ORDINARY        LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $776,867        $454,720
GE Moderate Allocation Fund        408,316         196,421
GE Aggressive Allocation Fund      294,598           --


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------


investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the year ended September 30, 2003, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the year ended September 30, 2003, were as follows:

                                   PURCHASES        SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund $   308,106    $   303,308
GE Moderate Allocation Fund      1,792,972       1,988,690
GE Aggressive Allocation Fund     1,379,116      1,623,017


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2003 are:

                 5% OR GREATER SHAREHOLDERS
                 --------------------------
                                  % OF        % OF FUND HELD
                     NUMBER     FUND HELD    BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund       4           95%            95%

GE Moderate
  Allocation Fund       4           99%            99%

GE Aggressive
  Allocation Fund       3           98%            98%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 21, 2003

TAX INFORMATION  (unaudited)
--------------------------------------------------------------------------------


During the year ended September 30, 2003, none of the GE Lifestyle Funds paid to shareholders of record on December 17, 2002, long-term capital gain dividends.

The Funds intend to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    42

POSITION(S) HELD WITH FUND Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Asset Management Services at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since
1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT AUDITORS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

                     [This page is left intentionally blank]

ANNUAL REPORT                                                 GE LIFESTYLE FUNDS

SEPTEMBER 30, 2003

                                                               GE STRATEGY FUNDS
                                                   GE CONSERVATIVE STRATEGY FUND
                                                       GE MODERATE STRATEGY FUND
                                                     GE AGGRESSIVE STRATEGY FUND


[GE LOGOS OMITTED]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY


     GE Conservative Strategy Fund .....................................    1


     GE Moderate Strategy Fund .........................................    2


     GE Aggressive Strategy Fund .......................................    3


     Portfolio Manager's Biography                                          4


NOTES TO PERFORMANCE ...................................................    5

FINANCIAL STATEMENTS

     Financial Highlights ..............................................    6


     Statements of Net Assets ..........................................    8


     Statements of Operations ..........................................   11


     Statements of Changes in Net Assets ...............................   12


     Notes to Financial Statements .....................................   13


REPORT OF INDEPENDENT AUDITORS .........................................   16


TAX INFORMATION ........................................................   17


ADDITIONAL INFORMATION .................................................   18


INVESTMENT TEAM ........................................................   21



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

                               GE CONSERVATIVE STRATEGY FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

              GE CONSERVATIVE       COMPOSITE       S & P            RUSSEL             MSCI          LB AGGREGATE    90 DAYS T-BILL
               STRATEGY FUND         INDEX **     500 INDEX          2000 INDEX        EAFE INDEX      BOND INDEX          INDEX
1/5/98            10000.00          10000.00       10000.00         10000.00           10000.00          10000.00          10000.00
3/98              10630.00          10694.99       11434.85         11010.58           11470.99          10155.56          10127.30
9/98              10320.00          10572.47       10645.16          8380.56            9944.75          10832.19          10379.12
3/99              11312.47          11662.62       13554.65          9214.12           12166.36          10814.84          10607.36
9/99              11396.97          11822.26       13605.22          9971.26           13023.05          10792.55          10853.25
3/00              12541.02          12946.90       16017.45         12647.07           15218.90          11017.20          11145.06
9/00              12563.31          12942.22       15407.04         12318.86           13437.18          11547.00          11476.97
3/1/2003          12448.97          12376.92       12517.24         10724.63           11280.88          12397.75          11792.24
9/1/2003          12176.79          12099.91       11299.76          9713.94            9582.02          13042.68          11994.73
3/2/2003          12771.43          12747.94       12542.97         12238.75           10302.36          13060.78          12105.50
9/2/2003          11736.91          11643.20        8984.44          8820.15            8094.04          14163.88          12207.54
3/3/2003          11889.41          11993.60        9437.59          8944.77            7909.83          14587.05          12283.42
9/3/2003          12939.66          13347.86       11180.23         12044.49           10200.69          14930.11          12343.74


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                      TARGET         ACTUAL
GE Fixed Income Fund                   53.0%         53.5%
GE U.S. Equity Fund                    28.0%         27.4%
GE International Equity Fund           12.0%         11.8%
GE Small-Cap Value Equity Fund          5.0%          4.8%
Other                                   2.0%          2.5%
--------------------------------------------------------------------------------
Total                                 100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------
                              ONE         FIVE         SINCE
                             YEAR         YEAR       INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND             10.25%       4.63%       4.59%
Composite Index**            14.64%       4.77%       5.15%
LB Aggregate Bond Index       5.41%       6.63%       7.22%
S&P 500 Index                24.44%       0.99%       1.96%
MSCI EAFE Index              26.01%       0.51%       0.35%
Russell 2000 Index           36.56%       7.52%       3.29%
90 Day T-Bill                 1.12%       3.53%       3.73%
--------------------------------------------------------------------------------


The GE Conservative Strategy Fund increased 10.25% for the year ended September 30, 2003, while the Fund's Composite Index returned 14.64% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 44% of the Fund is allocated to equities. U.S. Equities account for 32% of the Fund, with 27% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 54% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Heavily weighted in the fixed income markets, the Fund benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology.


*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE STRATEGY FUND                                    PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             GE MODERATE     COMPOSITE     S & P        RUSSEL        MSCI      LB AGGREGATE   90 DAYS T-BILL
            STRATEGY FUND     INDEX **   500 INDEX    2000 INDEX    EAFE INDEX   BOND INDEX        INDEX
1/5/98         10000.00      10000.00     10000.00     10000.00      10000.00     10000.00        10000.00
3/98           10880.00      10930.49     11396.13     11010.58      11470.99     10155.56        10127.30
9/98           10220.00      10259.97     10609.12      8380.56       9944.75     10832.19        10379.12
3/99           11717.36      11754.67     13508.76      9214.12      12166.36     10814.84        10607.36
9/99           11857.11      12047.39     13559.15      9971.26      13023.05     10792.55        10853.25
3/00           13428.16      13647.58     15963.22     12647.07      15218.90     11017.20        11145.06
9/00           13077.76      13321.05     15354.87     12318.86      13437.18     11547.00        11476.97
3/1/2003       12462.44      12101.86     12474.86     10724.63      11280.88     12397.75        11792.24
9/1/2003       11766.50      11360.84     11261.50      9713.94       9582.02     13042.68        11994.73
3/2/2003       12747.01      12451.40     12500.50     12238.75      10302.36     13060.78        12105.50
9/2/2003       10799.94      10459.99      8954.02      8820.15       8094.04     14163.88        12207.54
3/3/2003       10845.11      10805.63      9405.63      8944.77       7909.83     14587.05        12283.42
9/3/2003       12171.59      10805.63     11142.38     12044.49      10200.69     14930.11        12343.74


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    34.0%         34.0%
GE Fixed Income Fund                   33.0%         33.1%
GE International Equity Fund           19.0%         18.9%
GE Small-Cap Value Equity Fund         12.0%         12.0%
Other                                   2.0%          2.0%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------
                              ONE         FIVE         SINCE
                             YEAR         YEAR       INCEPTION
--------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND             12.70%       3.56%       3.48%
Composite Index**            20.55%       4.29%       3.98%
LB Aggregate Bond Index       5.41%       6.63%       7.22%
S&P 500 Index                24.44%       0.99%       1.96%
MSCI EAFE Index              26.01%       0.51%       0.35%
Russell 2000 Index           36.56%       7.52%       3.29%
90 Day T-Bill                 1.12%       3.53%       3.73%
--------------------------------------------------------------------------------


The GE Moderate Strategy Fund returned 12.70% for the year ended September 30, 2003. The Fund's Composite Index returned 20.55% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. Fixed Income performance benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology.



*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE STRATEGY FUND                                  PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


            GE AGGRESSIVE     COMPOSITE        S & P          RUSSEL        MSCI         LB AGGREGATE    90 DAYS T-BILL
            STRATEGY FUND      INDEX **      500 INDEX      2000 INDEX    EAFE INDEX      BOND INDEX          INDEX
1/5/98         10000.00       10000.00        10000.00       10000.00      10000.00        10000.00          10000.00
3/98           11110.00       11120.66        11396.13       11010.58      11470.99        10155.56          10127.30
9/98           10150.00        9968.88        10609.12        8380.56       9944.75        10832.19          10379.12
3/99           12056.03       11747.35        13508.76        9214.12      12166.36        10814.84          10607.36
9/99           12267.54       12163.15        13559.15        9971.26      13023.05        10792.55          10853.25
3/00           14359.59       14204.53        15963.22       12647.07      15218.90        11017.20          11145.06
9/00           13690.94       13608.15        15354.87       12318.86      13437.18        11547.00          11476.97
3/1/2003       12675.00       11855.68        12474.86       10724.63      11280.88        12397.75          11792.24
9/1/2003       11731.25       10775.39        11261.50        9713.94       9582.02        13042.68          11994.73
3/2/2003       13055.25       12202.23        12500.50       12238.75      10302.36        13060.78          12105.50
9/2/2003       10397.30        9559.06         8954.02        8820.15       8094.04        14163.88          12207.54
3/3/2003       10299.55        9869.26         9405.63        8944.77       7909.83        14587.05          12283.42
9/3/2003       11867.74        9869.26        11142.38       12044.49      10200.69        14930.11          12343.74


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/03*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    38.0%         38.0%
GE International Equity Fund           24.0%         24.0%
GE Small-Cap Value Equity Fund         20.0%         20.1%
GE Fixed Income Fund                   16.0%         16.1%
Other                                   2.0%          1.8%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2003
--------------------------------------------------------------------------------
                              ONE         FIVE         SINCE
                             YEAR         YEAR       INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND             14.14%       3.18%       3.03%
Composite Index**            25.37%       3.87%       2.98%
LB Aggregate Bond Index       5.41%       6.63%       7.22%
S&P 500 Index                24.44%       0.99%       1.96%
MSCI EAFE Index              26.01%       0.51%       0.35%
Russell 2000 Index           36.56%       7.52%       3.29%
90 Day T-Bill                 1.12%       3.53%       3.73%
--------------------------------------------------------------------------------


The GE Aggressive Strategy Fund returned 14.14% for the year ended September 30, 2003. The Fund's Composite Index returned 25.37% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The GE U.S. Equity Fund had a positive return during the period, holding stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications, with negative drivers being the Information Technology and Healthcare sectors. The GE International Equity Fund and GE Small-Cap Value Equity Fund had positive returns for the year, but lagged respective benchmarks. In the International markets, stock selection in Financials, Energy and Consumer Staples made a major contribution to returns, while holdings in Industrials and Information Technology were negative for the portfolio. The GE Small-Cap Value Equity Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology. Fixed Income performance benefited from good sector and security selection. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value.



*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

DAVID CARLSON HAS PORTFOLIO OVERSIGHT RESPONSIBILITIES FOR THE GE STRATEGY FUNDS. AS CHIEF INVESTMENT OFFICER FOR THE US EQUITY TEAM, DAVE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. DAVE JOINED GE IN 1980 AS PART OF THE GE FINANCIAL MANAGEMENT PROGRAM, AND JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITY ANALYST. HE IS A CHARTERED FINANCIAL ANALYST, AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE.

NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------


Information on the preceding performance pages relating to the Fund's one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The CS First Boston High Yield, which was included until January 2003 when the GE High Yield Fund was eliminated from the Fund, is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    GE CONSERVATIVE
                                                                                        STRATEGY
                                                                                          FUND

                                                                  9/30/03    9/30/02(c)    9/30/01     9/30/00      9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                      --           --          --          --         1/5/98
Net asset value, beginning of period                               $ 9.53      $ 10.30     $ 11.27      $10.79      $10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.15         0.34        0.26        0.35        0.27
   Net realized and unrealized gains (losses)
      on investments                                                 0.77        (0.69)(b)   (0.56)       0.72        0.78
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    0.92        (0.35)      (0.30)       1.07        1.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             0.84         0.26        0.36        0.28        0.36
   Net realized gains                                                 --          0.16        0.31        0.31        0.22
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  0.84         0.42        0.67        0.59        0.58
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 9.61      $  9.53     $ 10.30      $11.27      $10.79
====================================================================================================================================
TOTAL RETURN(A)                                                     10.25%       (3.61)%     (3.08)%     10.23%      10.44%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                        $2,625      $ 1,659     $12,663      $4,102      $2,058
   Ratios to average net assets:
      Net investment income                                          2.22%        3.25%       3.09%       3.47%       3.39%
      Net expenses                                                   0.20%        0.20%       0.20%       0.20%       0.20%
      Gross expenses                                                 0.21%        0.21%       0.73%       1.41%       0.79%
   Portfolio turnover rate                                             30%          33%         63%         55%         71%
====================================================================================================================================



FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          GE MODERATE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   9/30/03     9/30/02(c)     9/30/01     9/30/00     9/30/99
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --            --           --          --        1/5/98
Net asset value, beginning of period                               $  7.71      $  9.13      $ 11.57      $11.03      $ 10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.14         0.33         0.29        0.29         0.22
   Net realized and unrealized gains (losses)
      on investments                                                  0.81        (0.97)(b)    (1.31)       0.83         1.36
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                     0.95        (0.64)       (1.02)       1.12         1.58
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                              0.31         0.33         0.32        0.26         0.40
   Net realized gains                                                  --          0.45         1.10        0.32         0.37
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   0.31         0.78         1.42        0.58         0.77
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  8.35      $  7.71      $  9.13      $11.57      $ 11.03
================================================================================================================================
TOTAL RETURN(A)                                                      12.70%       (8.21)%     (10.03)%     10.29%       16.02%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                        $13,962      $11,365      $35,442      $40,974     $32,319
   Ratios to average net assets:
      Net investment income                                           1.59%        3.60%        2.70%       2.50%        2.83%
      Net expenses                                                    0.20%        0.20%        0.20%       0.20%        0.20%
      Gross expenses                                                  0.21%        0.21%        0.31%       0.32%        0.24%
   Portfolio turnover rate                                              22%          28%          25%         52%          41%
================================================================================================================================



FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     GE AGGRESSIVE
                                                                                       STRATEGY
                                                                                         FUND

                                                                9/30/03     9/30/02     9/30/01      9/30/00     9/30/99
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                    --          --          --           --        1/5/98
Net asset value, beginning of period                            $ 7.98      $ 9.82     $ 12.49      $ 11.60       $10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.09        0.39        0.24         0.19         0.18
   Net realized and unrealized gains (losses)
      on investments                                              1.02       (1.35)(b)   (1.90)        1.15         1.87
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                 1.11       (0.96)      (1.66)        1.34         2.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                          0.16        0.37        0.24         0.17         0.31
   Net realized gains                                              --         0.51        0.77         0.28         0.29
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               0.16        0.88        1.01         0.45         0.60
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 8.93     $  7.98     $  9.82      $ 12.49       $11.60
================================================================================================================================
TOTAL RETURN(A)                                                  14.14%     (11.37)%    (14.31)%      11.60%       20.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                     $5,439      $4,086     $10,445      $10,724       $5,100
   Ratios to average net assets:
      Net investment income                                       0.95%       3.95%       2.06%        1.51%        2.07%
      Net expenses                                                0.20%       0.20%       0.20%        0.20%        0.20%
      Gross expenses                                              0.21%       0.21%       0.56%        0.65%        0.41%
   Portfolio turnover rate                                          19%         42%         31%          50%          27%
================================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


--------------
See Notes to Financial Statements.

                                      6 & 7

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
September 30, 2003
--------------------------------------------------------------------------------------------------------------------


                                                                      NUMBER
                                                                     OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
-------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ...................................      29,695              $   718,325
GE Fixed Income Fund (Class A) ..................................     109,844                1,403,806
GE International Equity Fund (Class A) ..........................      29,241                  309,370
GE Small-Cap Value Equity Fund (Class A) ........................       9,877                  125,136
GEI Short-Term Investment Fund ..................................      67,835                   67,835

TOTAL INVESTMENTS
   (COST $2,540,884) ............................................                           $2,624,472

-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
-------------------------------------------------------------------------------------------------------------------

Other Assets ....................................................                                5,825
Liabilities .....................................................                               (4,891)

-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................                                  934
-------------------------------------------------------------------------------------------------------------------


NET ASSETS-- 100% ...............................................                           $2,625,406
===================================================================================================================


NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------

Capital paid in .................................................                            3,207,791
Undistributed net investment income .............................                               34,719
Accumulated net realized loss ...................................                             (700,692)
Net unrealized appreciation on investments ......................                               83,588
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................                           $2,625,406
===================================================================================================================

Shares outstanding (par value $.001) ............................                              273,207
Net asset value per share .......................................                                $9.61



* Less than 0.1%

--------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
September 30, 2003
---------------------------------------------------------------------------------------------------------


                                                               NUMBER
                                                              OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..............................   195,984             $  4,740,852
GE Fixed Income Fund (Class A) .............................   361,443                4,619,243
GE International Equity Fund (Class A) .....................   249,951                2,644,479
GE Small-Cap Value Equity Fund (Class A) ...................   132,640                1,680,549
GEI Short-Term Investment Fund .............................   280,385                  280,385

TOTAL INVESTMENTS
   (COST $14,234,124) ......................................                        $13,965,508
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------

Other Assets ...............................................                             20,982
Liabilities ................................................                            (24,753)
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...............................                             (3,771)
---------------------------------------------------------------------------------------------------------

NET ASSETS-- 100% ..........................................                        $13,961,737
=========================================================================================================


NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------

Capital paid in ............................................                         19,495,958
Undistributed net investment income ........................                            109,747
Accumulated net realized loss ..............................                         (5,375,352)
Net unrealized depreciation on investments .................                           (268,616)
---------------------------------------------------------------------------------------------------------
NET ASSETS .................................................                        $13,961,737
=========================================================================================================

Shares outstanding (par value $.001) .......................                          1,672,086
Net asset value per share ..................................                              $8.35



* Less than 0.1%

-------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
September 30, 2003
-------------------------------------------------------------------------------------------------------


                                                          NUMBER
                                                         OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.2%
-------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ........................     85,546             $  2,069,355
GE Fixed Income Fund (Class A) .......................     68,440                  874,659
GE International Equity Fund (Class A) ...............    123,296                1,304,475
GE Small-Cap Value Equity Fund (Class A) .............     86,357                1,094,137
GEI Short-Term Investment Fund .......................    109,054                  109,054

TOTAL INVESTMENTS
   (COST $5,700,764) .................................                         $ 5,451,680
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
-------------------------------------------------------------------------------------------------------
Other Assets .........................................                               4,789
Liabilities ..........................................                             (17,226)
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................                             (12,437)
-------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ....................................                         $ 5,439,243
=======================================================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Capital paid in ......................................                           7,627,462
Undistributed net investment income ..................                              14,335
Accumulated net realized loss ........................                          (1,953,470)
Net unrealized depreciation on investments ...........                            (249,084)
-------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................                        $  5,439,243
=======================================================================================================

Shares outstanding (par value $.001) .................                             609,289
Net asset value per share ............................                               $8.93



-------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended September 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .........................................      $ 53,394              $   224,425              $   51,868
      Interest .........................................           612                    3,049                   1,305
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................        54,006                  227,474                  53,173
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................         4,450                   25,338                   9,233
      Transfer agent fees ..............................           114                      689                     246
      Trustees fees ....................................            70                      424                     153
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .................         4,634                   26,451                   9,632
      Less: Expenses reimbursed by
         the Adviser ...................................          (184)                  (1,113)                   (399)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................         4,450                   25,338                   9,233
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...............................        49,556                  202,136                  43,940
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS
      Realized loss on investments .....................       (50,465)                (533,801)               (128,947)
      Change in unrealized appreciation
         on investments ................................       216,796                1,893,792                 713,929
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ................................       166,331                1,359,991                 584,982
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................      $215,887               $1,562,127                $628,922
====================================================================================================================================


-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              GE CONSERVATIVE                                 GE MODERATE
                                                                 STRATEGY                                      STRATEGY
                                                                   FUND                                          FUND
                                                      YEAR                      YEAR                 YEAR                    YEAR
                                                      ENDED                     ENDED                ENDED                   ENDED
                                                     9/30/03                   9/30/02              9/30/03                 9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ................. $    49,556              $     310,127         $     202,136            $   1,032,290
      Net realized loss on investments ......     (50,465)                  (412,135)             (533,801)              (4,183,624)
      Net increase in unrealized
         appreciation on investments ........     216,796                    579,411             1,893,792                3,817,367
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations ..........     215,887                    477,403             1,562,127                  666,033
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................    (156,991)                  (323,207)             (450,593)              (1,256,724)
      Net realized gains ....................          --                   (191,992)                   --               (1,704,645)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ......................    (156,991)                  (515,199)             (450,593)              (2,961,369)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ..........      58,896                    (37,796)            1,111,534               (2,295,336)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..........   1,748,095                  3,492,238             3,333,771                4,779,941
      Value of distributions reinvested .....     156,989                    515,196               450,593                2,961,366
      Cost of shares redeemed ...............    (997,799)               (14,973,140)           (2,298,973)             (29,523,206)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .................     907,285                (10,965,706)            1,485,391              (21,781,899)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .........................     966,181                (11,003,502)            2,596,925              (24,077,235)

NET ASSETS
   Beginning of Year ........................   1,659,225                 12,662,727            11,364,812               35,442,047
------------------------------------------------------------------------------------------------------------------------------------
   End of Year ..............................  $2,625,406              $   1,659,225           $13,961,737             $ 11,364,812
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR .............................. $    34,719              $     142,154         $     109,747            $     361,159

CHANGES IN FUND SHARES

Shares sold .................................     187,721                    337,736               429,686                  532,766
Shares issued for distributions
   reinvested ...............................      17,482                     50,361                58,519                  332,364
Shares redeemed .............................    (106,184)                (1,443,652)             (289,377)              (3,273,072)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......      99,019                 (1,055,555)              198,828               (2,407,942)
====================================================================================================================================


                                                                  GE AGGRESSIVE
                                                                    STRATEGY
                                                                      FUND
                                                        YEAR                        YEAR
                                                        ENDED                       ENDED
                                                       9/30/03                     9/30/02
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .................    $     43,940              $     368,282
      Net realized loss on investments ......        (128,947)                (1,470,980)
      Net increase in unrealized
         appreciation on investments ........         713,929                  1,166,249
---------------------------------------------------------------------------------------------------
      Net increase from operations ..........         628,922                     63,551
---------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................         (81,281)                  (408,308)
      Net realized gains ....................              --                   (556,698)
---------------------------------------------------------------------------------------------------
   Total distributions ......................         (81,281)                  (965,006)
---------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ..........         547,641                   (901,455)
---------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..........       1,507,702                  3,803,154
      Value of distributions reinvested .....          81,281                    965,001
      Cost of shares redeemed ...............        (783,721)               (10,225,605)
---------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .................         805,262                 (5,457,450)
---------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .........................       1,352,903                 (6,358,905)

NET ASSETS
   Beginning of Year ........................       4,086,340                 10,445,245
---------------------------------------------------------------------------------------------------
   End of Year ..............................      $5,439,243               $  4,086,340
===================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ..............................    $     14,335              $      53,128

CHANGES IN FUND SHARES

Shares sold .................................         181,669                    386,048
Shares issued for distributions
   reinvested ...............................           9,949                     98,974
Shares redeemed .............................         (94,251)                (1,037,275)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......          97,367                   (552,253)
===================================================================================================


-------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.  SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------

At September 30, 2003, information on the tax components of capital is as follows:

                                                                                                          NET TAX UNREALIZED
                                             COST OF               GROSS TAX             GROSS TAX           APPRECIATION/
                                          INVESTMENTS FOR         UNREALIZED            UNREALIZED          (DEPRECIATION)
                                           TAX PURPOSES          APPRECIATION          DEPRECIATION         ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund             $  2,623,625            $  83,588         $      (82,741)     $           847
GE Moderate Strategy Fund                   15,181,947              138,891             (1,355,330)          (1,216,439)
GE Aggressive Strategy Fund                  6,030,273               16,218               (594,811)            (578,593)


                                              NET TAX
                                           APPRECIATION/
                                          (DEPRECIATION)         UNDISTRIBUTED         UNDISTRIBUTED
                                          ON DERIVATIVES,      ORDINARY INCOME/          LONG-TERM           POST OCTOBER
                                        CURRENCY AND OTHER       (ACCUMULATED       GAINS/(ACCUMULATED          LOSSES
                                            NET ASSETS          ORDINARY LOSS)         CAPITAL LOSS)      (SEE DETAILS BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                  $ --               $  34,257          $    (582,048)        $   (35,441)
GE Moderate Strategy Fund                        --                 107,416             (3,976,334)           (448,864)
GE Aggressive Strategy Fund                      --                  13,306             (1,486,471)           (136,461)


As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                  AMOUNT       EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $   582,048           09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund              64,217           09/30/10
                                    3,912,117           09/30/11
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund         1,486,471           09/30/11


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

FUND                                  CURRENCY     CAPITAL
--------------------------------------------------------------------------------

GE Conservative Strategy Fund        $  --       $  35,441
GE Moderate Strategy Fund               --         448,864
GE Aggressive Strategy Fund             --         136,461

The tax composition of distributions paid during the years ended September 30, 2003 and September 30, 2002 were as follows:



                                 YEAR ENDED SEPTEMBER 30, 2003
                              ----------------------------------
                                  ORDINARY        LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $156,991         $  --
GE Moderate Strategy Fund          450,593            --
GE Aggressive Strategy Fund         81,281            --


                                 YEAR ENDED SEPTEMBER 30, 2002
                              ----------------------------------
                                  ORDINARY        LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Strategy Fund  $   400,968      $   114,231
GE Moderate Strategy Fund        1,281,470        1,679,899
GE Aggressive Strategy Fund        428,624          536,382


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss

NOTES TO FINANCIAL STATEMENTS  September 30, 2003
--------------------------------------------------------------------------------

carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the year ended September 30, 2003, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the year ended September 30, 2003, were as follows:

                                     PURCHASES      SALES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund      $1,422,575  $   655,905
GE Moderate Strategy Fund           3,862,705    2,693,846
GE Aggressive Strategy Fund         1,591,840      854,805

5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2003.


                              5% OR GREATER SHAREHOLDERS
                       -------------------------------------------
                                                      % OF
                           NUMBER                   FUND HELD
--------------------------------------------------------------------------------
GE Conservative
  Strategy Fund               4                        99%
GE Moderate
  Strategy Fund               2                        94%
GE Aggressive
  Strategy Fund               4                       100%

Investment activities of these shareholders could have a material impact on these Funds.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 21, 2003

TAX INFORMATION  (unaudited)
--------------------------------------------------------------------------------

During the year ended September 30, 2003, none of the GE Lifestyle Funds paid to shareholders of record on December 17, 2002, long-term capital gain dividends.

The Funds intend to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Asset Management Services at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------


  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall



  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT AUDITORS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

                    [This page is left intentionally blank]

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Constantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Constantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              NOT REQUIRED


ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 09, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 09, 2003

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 09, 2003

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.